Future Annual Principal Repayment Requirements On Borrowings (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Borrowed Funds [Line Items]
2014	$ 41,000,000
2015	3,000,000
2016	0
2017	0
2018	0
2019	3,000,000
Advances from Federal Home Loan Banks	$ 47,000,000	$ 31,770,773